PREMIER [Member] Investment Objectives and Goals - PREMIER - FEDFUND	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About FedFund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of FedFund (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.